Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax
Provision for the year	¥ 252,989	¥ 200,170	¥ 306,679
Deferred tax
Origination and reversal of temporary differences (Note 11(c))	14,081	13,085	(95,730)
Tax expense on continuing operations	¥ 267,070	¥ 213,255	¥ 210,949